Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Components of Accrued Liabilities

	December 31, 2016 $	December 31, 2015 $
Voyage and vessel expenses	32,596	37,730
Audit, legal, contingency and other general expenses	81,999	17,058
Interest including interest rate swaps	22,414	23,185
Payroll and benefits	9,270	8,731
Income tax payable and other	4,002	4,361
	150,281	91,065